Risk Management - Maturity Analysis of Financial Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable, accrued liabilities and other current liabilities (Note 13)	$ 613	$ 756
Principal repayments	3,593	3,808
Exchangeable securities	750
Interest on debt	203	197
Dividends payable (Note 28 and 29)	52	49
Total liabilities	7,196	$ 7,656
Cost
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable, accrued liabilities and other current liabilities (Note 13)	613
Principal repayments	3,487
Exchangeable securities	750
Other risk management (assets) liabilities	(9)
Lease liabilities	146
Interest on debt	1,529
Dividends payable (Note 28 and 29)	52
Total liabilities	7,779
Cost | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	98
Cost | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	701
Cost | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	959
Cost | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	39
Cost | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	501
Cost | Non-recourse and Recourse – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	910
Cost | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	79
Cost | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	721
Cost | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	200
Cost | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	490
Cost | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable, accrued liabilities and other current liabilities (Note 13)	613
Principal repayments	170
Exchangeable securities	0
Other risk management (assets) liabilities	(2)
Lease liabilities	5
Interest on debt	179
Dividends payable (Note 28 and 29)	52
Total liabilities	1,066
Cost | 2026 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2026 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	67
Cost | 2026 | Non-recourse and Recourse – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	61
Cost | 2026 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	18
Cost | 2026 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	53
Cost | 2026 | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	24
Cost | 2026 | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	(4)
Cost | 2027
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable, accrued liabilities and other current liabilities (Note 13)	0
Principal repayments	331
Exchangeable securities	0
Other risk management (assets) liabilities	1
Lease liabilities	5
Interest on debt	184
Dividends payable (Note 28 and 29)	0
Total liabilities	590
Cost | 2027 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2027 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	70
Cost | 2027 | Non-recourse and Recourse – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	65
Cost | 2027 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	20
Cost | 2027 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	53
Cost | 2027 | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	176
Cost | 2027 | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	16
Cost | 2028
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable, accrued liabilities and other current liabilities (Note 13)	0
Principal repayments	163
Exchangeable securities	0
Other risk management (assets) liabilities	1
Lease liabilities	5
Interest on debt	167
Dividends payable (Note 28 and 29)	0
Total liabilities	412
Cost | 2028 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	74
Cost | 2028 | Non-recourse and Recourse – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	66
Cost | 2028 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	23
Cost | 2028 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	53
Cost | 2028 | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2028 | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	23
Cost | 2029
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable, accrued liabilities and other current liabilities (Note 13)	0
Principal repayments	343
Exchangeable securities	0
Other risk management (assets) liabilities	0
Lease liabilities	5
Interest on debt	156
Dividends payable (Note 28 and 29)	0
Total liabilities	584
Cost | 2029 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	98
Cost | 2029 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	110
Cost | 2029 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2029 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2029 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	43
Cost | 2029 | Non-recourse and Recourse – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	74
Cost | 2029 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	18
Cost | 2029 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	52
Cost | 2029 | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2029 | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	28
Cost | 2030
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable, accrued liabilities and other current liabilities (Note 13)	0
Principal repayments	281
Exchangeable securities	0
Other risk management (assets) liabilities	0
Lease liabilities	5
Interest on debt	138
Dividends payable (Note 28 and 29)	0
Total liabilities	503
Cost | 2030 | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2030 | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	141
Cost | 2030 | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2030 | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2030 | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	45
Cost | 2030 | Non-recourse and Recourse – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	95
Cost | 2030 | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2030 | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	53
Cost | 2030 | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2030 | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	26
Cost | 2031 and thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Accounts payable, accrued liabilities and other current liabilities (Note 13)	0
Principal repayments	2,199
Exchangeable securities	750
Other risk management (assets) liabilities	(9)
Lease liabilities	121
Interest on debt	705
Dividends payable (Note 28 and 29)	0
Total liabilities	4,624
Cost | 2031 and thereafter | Credit Facilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2031 and thereafter | Debentures
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	450
Cost | 2031 and thereafter | Senior notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	959
Cost | 2031 and thereafter | Non-recourse – Hydro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	39
Cost | 2031 and thereafter | Non-recourse – Wind & Solar
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	202
Cost | 2031 and thereafter | Non-recourse and Recourse – Gas
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	549
Cost | 2031 and thereafter | Tax equity financing
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2031 and thereafter | Interest on exchangeable securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest on debt	457
Cost | 2031 and thereafter | Non-Recourse Heartland term facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Principal repayments	0
Cost | 2031 and thereafter | Commodity risk management (assets) liabilities(3)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Commodity risk management (assets) liabilities(3)	$ 401